CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 217,685	$ 77,094
Short-term investments	50,000	0
Prepaid expenses	5,531	4,147
Accounts and other receivables	11,199	4,833
Total current assets	284,415	86,074
Property, plant and equipment, net	4,770	4,960
In-process research and development	16,900	16,900
Intangible assets, net	1,059	1,236
Goodwill	8,255	8,255
Restricted cash	26,532	0
Other assets	6,704	3,772
Total assets	348,635	121,197
Current liabilities
Accounts payable and accrued expenses	27,951	22,375
Accrued compensation	9,038	10,552
Convertible note payable	0	14,041
Other accrued liabilities	1,568	1,440
Total current liabilities	38,557	48,408
Warrant liabilities	29,349	0
Noncurrent liabilities	2,786	2,976
Deferred revenue	856	1,415
Total liabilities	71,548	52,799
Mezzanine equity	0	2,140
Stockholders' Equity
Convertible preferred units	0	819,694
Common units	0	28,184
Additional paid-in capital	296,748	0
Accumulated deficit	(182,092)	(781,620)
Total Stockholders' Equity Excluding Noncontrolling Interests	114,679	66,258
Noncontrolling interests	162,408	0
Total Stockholders' Equity	277,087	66,258
Total Liabilities, Mezzanine Equity and Stockholders' Equity	348,635	121,197
Class A
Stockholders' Equity
Common stock, value, issued	7	0
Class B
Stockholders' Equity
Common stock, value, issued	$ 16	$ 0